Nicole C. Brookshire

T: +1 617 937 2357

nbrookshire@cooley.com

August 15, 2013

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Larry Spirgel
Celeste M. Murphy Kate Beukenkamp Ivette Leon Joseph Kempf

Re:	Criteo S.A. Amendment No.1 to Draft Registration Statement on Form F-1 Submitted July 25, 2013 CIK No. 0001576427

Ladies and Gentlemen:

On behalf of Criteo S.A. (the “Company”), we are transmitting Confidential Draft Submission No. 3 (the “Amendment”) of the Registration Statement on Form F-1 (the “Registration Statement”). We are also sending a hard copy of this letter and the Amendment, including a version that is marked to show changes to the Registration Statement confidentially submitted to the U.S. Securities and Exchange Commission (the “Commission”) on July 25, 2013, to the staff of the Division of Corporation Finance (the “Staff”), in care of Ms. Beukenkamp.

The Amendment is being filed in response to comments received from the Staff by letter dated August 2, 2013 with respect to the Registration Statement (the “Comments”). Set forth below are the Company’s responses to the Comments. The numbering of the paragraphs below corresponds to the numbering of the Comments, which for your convenience we have incorporated into this response letter. Page references in the text of this response letter correspond to the page numbers of the Amendment.

General

1.	We note your response to comment 4 from our letter dated June 27, 2013. Please revise your back cover page graphic to clarify whether you deliver “up to 25,000 ads per second,” or some other action.

Response:

In response to the Staff’s comment, the Company has revised the artwork to read “up to 25,000 ads delivered per second.”

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

August 15, 2013

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2.	Additionally, you include the phrase “Over $5.1 billion of client online sales in 2012 post-click.” We note that these sales are not directly tied to your own revenue, but rather are the result of the service and products you provide to publishers. Please revise this figure to reflect figures or dollar amounts directly tied to your revenues or sales.

Response:

In response to the Staff’s comment, the Company has revised pages 1, 68 and 109 of the Amendment to clarify that post-click sales are a key performance indicator that the Company’s clients use to measure the effectiveness of the Company’s solution in driving sales and the client’s return on advertising spend with the Company. The Company’s clients choose to work with the Company in part due to the fact that the consumers that the Company is serving advertisements to are likely in the market for a product or service (i.e., they are shopping for a specific product or service and the Company serves them an advertisement for that specific product or service or a similar product or service). Given that advertisers that work with the Company are trying to specifically reach consumers that are looking to purchase a product or service in real-time, the Company believes evidence of its ability to drive post-click sales is a critical indicator of the effectiveness of its solution for its clients. The Company’s advertisers have access to this information on the Company’s advertiser platform and can utilize this information to determine the effective return on the client’s advertising spend with the Company. While the Company’s revenue figures represent the Company’s effectiveness in driving clicks on advertisements (i.e., over 99% of the Company’s revenue in the year ended December 31, 2012 and the six months ended June 30, 2013 was priced on a click basis), the Company believes the post-click sales figure presented in the prospectus is also an important indicator of the Company’s performance and effectiveness for its clients.

In addition, we note that at least one other issuer in the Company’s industry sector recently went effective with an IPO registration statement with similar disclosure regarding the dollar value of consumer sales the issuer’s services generated for its clients. While not persuasive, we believe it supportive of the Company’s belief that these sales figures are viewed by both clients and investors as an important indicator of an issuer’s performance and effectiveness for its clients in this industry.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

August 15, 2013

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Prospectus Summary, page 1

Business Overview, page 1

3.	We note your response to comment 13 from our letter dated June 27, 2013. Please revise your disclosure to provide a clear and concise description or definition of “rich data.” We note that you continue to refer to “rich media content” elsewhere in your registration statement.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 25 and 112 of the Amendment to more clearly define “rich media content.” All references to “rich data” were previously removed from the Registration Statement.

4.	We note your response to comment 14 from our letter dated June 27, 2013. Please revise your disclosure to provide context for your utilization of the maximum potential capacity to deliver ads per second. For example, provide a statistic as a percentage or other figure that provides context for the ability to deliver 25,000 ads per second as compared to the number of ads that are actually delivered on average per second, or other meaningful data points. We note the consideration of a variety of factors, such as client demand, time of day and season, which could contribute to this figure.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 2, 109 and 118 of the Amendment to more clearly describe that the ability to deliver 25,000 advertisements per second is a description of the solution’s capacity not its second-by-second utilization. The actual number of advertisements per second delivered can vary, as described on page 118 of the Amendment. The Company does not retain extensive records on the actual delivery of advertisements on a second-by-second basis, due to the volume of such information, so is not in a position to provide the actual advertisements it delivers on average per second.

Our Competitive Strengths, page 4

5.	We note your response to comment 15 from our letter dated June 27, 2013. Please revise your disclosure to state whether or not you sell or otherwise share user data collected in connection with providing clients targeted advertisements or other services.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 6 and 115 of the Amendment to disclose that the Company does not sell or otherwise share with other clients or third parties the consumer purchase behavior data it collects in connection with providing service to any client.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

August 15, 2013

Page Four

Risk Factors, page 14

General

6.	We note your disclosure in this section regarding the ability of companies such as Apple Inc., to have the power to significantly change the nature of internet display advertising marketplace. We also note your disclosure regarding users and mobile devices in receiving online advertisements. Please revise your disclosure to discuss how your business and operating results have or may be affected by the Apple App store is no longer accepting new apps or app updates that access a device’s unique identifier, or UDID. If applicable, please revise your disclosure here, in your MD&A and Business sections to address how this change in Apple’s App store policy and any other applications marketplace have impacted and may impact your ability to “optimize [y]our advertising placement decisions” based on user activity and “other data” or otherwise impact the depth and scale of user data required to predict user intent and deliver specific message and products to users.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 24 of the Amendment. The Company supplementally advises the Staff that it has not generated significant revenue to date from iOS applications. As a result, the Company has only modified the Risk Factor section of the Amendment and not the other sections of the Amendment referenced by the Staff in the question above.

If we fail to innovate, adapt and respond effectively to rapidly changing…, page 23

7.	We note your response to comment 16 from our letter dated June 27, 2013 and reissue. Please revise this risk factor to discuss specific challenges your business may face due to smaller screen or other technological characteristics or limitations associated with users viewing advertisements via mobile devices.

Response:

The Company respectfully acknowledges the Staff’s comment and informs the Staff that it believes that the actual risk related to smaller screens is a lack of user engagement which is identified in the risk factor identified in the Staff’s comment above as being the risk associated with mobile devices. The Company does not believe an additional risk factor or disclosure is warranted.

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

August 15, 2013

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You may be subject to limitation… page 47

8.	We note your response to comment 24 in our letter dated June 27, 2013. At the end of the third sentence in this section, you state that the depositary may refuse to deliver, transfer or register transfers “for any other reason.” Please remove this statement to make clear that the only limitations that may be imposed on the transfer of ADSs are those permitted in the additional disclosure you provided.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 50 of the Amendment to clarify that the Depositary’s right to refuse transfers for “any other reason” is subject to a holders right to cancel the ADSs and withdraw the deposited shares which right is subject only to the limitations permitted under General Instruction I.A.(1) of Form F-6 as specified in the additional disclosure previously provided.

Management’s Discussion and Analysis…, page 66

Overview, page 66

9.	First, you state that “in 2012 we observed over $160 billion in sales transaction on our clients’ websites.” Then you state that “In 2012, our clients generated over $5.1 billion in online sales from users that made a purchase from one of our client’s website during the 30 day period following a click by that user on an advertisement we delivered for that client.” Throughout your disclosure, please reconcile these two statements making clear whether the $160 billion figure is tied to your products and services, or is the total in online sales generated by your clients regardless of interaction with your business.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 68 and 109 of the Amendment to clarify that these sales represent sales generated by our clients whether or not a consumer has clicked on or seen one of the Company’s advertisements.

Liquidity and Capital Resources, page 83

10.	We reiterate comment 31. Please revise your discussion of financing activities to address the impact of future events such as this planned offering of ordinary shares and any significant potential stock option exercises subsequent to the offering. We refer you to the Interpretive Guidance in SEC Release 33-8350.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on page 93 of the Amendment to reflect the anticipated proceeds from the Company’s initial public offering. The Company supplementally advises the Staff that the Company has not added any further language regarding future stock option exercises, in addition to the disclosure previously added on page 93 of the Amendment, as (a) there is no certainty around when and if the Company’s

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

August 15, 2013

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option and warrant holders will exercise these securities and (b) even if all such security holders exercised such securities in the same timeframe the amount of cash recognized by the Company would not be material. The Company confirms that the offering proceeds will be used for general corporate purposes as described in the Use of Proceeds section of the Amendment and that such proceeds are not at this time committed to any specific use.

11.	Describe for us and disclose the terms of your acquisition of Ad-X Limited. Tell us and disclose how you plan to account for this merger.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 94 and F-78 of the Amendment.

12.	Similarly as above, in accordance with the Interpretive Guidance in SEC Release 33-8350, please expand your discussion of future cash flows from investing activities to address the impact of the July 11, 2013 Ad-X Limited acquisition, if material.

Response:

The Company respectfully acknowledges the Staff’s comment but has not revised the discussion of future cash flows from investing activities as the Company does not believe the impact of the Ad-X acquisition on the future cash flows from investing activities will be material to its future cash flows.

Business, page 102

Corporate History and Structure, page 121

13.	We note your response to comment 29 from our letter dated June 27, 2013. Please file the written agreement in place between you and Yahoo! Japan as appropriate.

Response:

The Company does not believe the agreements between the Company and Yahoo! Japan to be material agreements required to be filed under Item 601 of Regulation S-K. The arrangements with Yahoo! Japan are noted in the description of the business in the prospectus not because they are material to the Company at this time but because they are part of the Company’s recent entry into the Japanese market and serve to highlight the Company’s execution on one of its growth strategies, continued expansion into new geographic markets.

The Company notes that revenues from the Company’s relationship with Yahoo! Japan accounted for less than 5% of the Company’s aggregate revenue in each

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM

August 15, 2013

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of 2012 and the six month ended June 30, 2013. In addition, as of June 30, 2013, the Company’s investment in Criteo KK was less than €1 million. The Company intends to continue to monitor the status of its agreements with Yahoo! Japan in respect of its filing obligations under Item 601 of Regulation S-K.

Financial Statements, page F-1

14.	In light of your recent acquisition of Ad-X Limited, refer to Item 4A(b)(i) of Form F-1 and tell us your consideration of whether historical and pro forma financial information should be included in this Form F-1. Please give us your calculations pursuant to Rule 3-05(b)(2) and Rule 1-02(w) of Regulation S-X.

Response:

Based on the most recent annual financial statements of each of the Company and Ad-X, none of the conditions specified in the definition of significant subsidiary in Rule 1-02(w) of Regulation S-X exceed 20%. As a result, Ad-X financial statements are not required. Set forth below are the relevant calculations made by the Company (all euro amounts are in millions):

INVESTMENT TEST
Ad-X Purchase Price	€9.2
Criteo Consolidated Assets	€137.1
Significance	6.7%

ASSET TEST
Ad-X Total Assets	€0.087
Criteo Consolidated Assets	€137.1
Significance	0.5%

INCOME TEST
Ad-X Pre-tax Income	€0.5
Criteo Consolidated Pre-tax Income	€7.4
Significance	7.0%

Please fax any additional comment letters concerning the Amendment to (617) 937-2400 and direct any questions or comments concerning the Amendment or this response letter to the undersigned Nicole Brookshire at (617) 937-2357.

Very truly yours,

/s/ Nicole Brookshire

Nicole C. Brookshire

CC:	Benoit Fouilland

Paul Wensel

Paul Huie

500 BOYLSTON STREET, BOSTON, MA 02116-3736 T: (617) 937-2300 F: (617) 937-2400 WWW.COOLEY.COM